Primary Cash-Generating Units (Detail)	Dec. 31, 2018	Dec. 31, 2017
Global Transaction Banking & Corporate Finance [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	8.80%	8.80%
Wealth Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	9.00%	9.10%
Asset Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	9.70%	10.00%